Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

	June 30, 2019	December 31, 2018
Cash on hand and at banks	$31,294	$27,764
Short-term deposits	10,108	16,245
Restricted cash	560	2,600
Total cash, cash equivalents and restricted cash	$41,962	$46,609